Securities (Details 3) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Amortized Cost
Due in one year or less		$ 135,582,000		$ 125,804,000
Due after one year through five years		117,222,000		115,950,000
Due after five years through ten years		85,407,000		70,173,000
Due after ten years		724,434,000		727,671,000
Total		1,062,645,000		1,039,598,000
Total amortized cost		1,238,380,000		1,224,727,000
Fair Value
Due in one year or less		135,741,000		125,881,000
Due after one year through five years		126,696,000		125,245,000
Due after five years through ten years		86,616,000		70,280,000
Due after ten years		683,063,000		666,206,000
Total		1,032,116,000		987,612,000
Fair Value		1,205,180,000		1,168,920,000
Realized net losses from trading securities portfolio	700,000	(600,000)	1,200,000	2,800,000
Carrying amount of securities pledged	635,200,000	1,100,000,000		1,000,000,000
Fair value of securities pledged	633,400,000	1,000,000,000		938,100,000
Deposit with various state insurance departments	9,300,000	8,600,000		9,400,000
Residential mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		57,781,000		59,936,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		58,545,000		60,087,000
Collateralized mortgage obligations
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		117,336,000		124,502,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		113,832,000		120,461,000
Commercial mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		618,000		691,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		$ 687,000		$ 760,000